Stock Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 12, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of stock, option plan, maximum				2,300,000
Maximum number of shares of restricted stock or shares subject to a restricted stock units award granted	225,000
Maximum number of options and SARs	100,000
Maximum number of stock options and SARs awarded	10,000
Maximum number of Shares of restricted stock or shares subject to a restricted stock units award granted to individual non-employee director	10,000
Vesting period of awards	1/3 per year
Number of Options granted	0
Recognition of compensation expense	$ 12,463	$ 9,881	$ 8,018
Number of share available for grant for prior plans	0
Maximum term for awards granted (years)	10 years
Total unrecognized compensation cost related to nonvested option awards	$ 52
Weighted-average expense recognition period	2 months 12 days
Total fair value of awards vested	$ 731
Cash received from options exercised under the plans	$ 1,750	$ 10,295	$ 5,206
Shares issued related stock option exercises	75,361	484,682
Weighted-average grant-date fair value of options granted			$ 5.83
Total intrinsic value of options exercised	$ 947	$ 6,325	$ 2,337
Excess tax benefits from stock-based compensation arrangements	$ 128	$ 1,040	$ 303
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	150,732
Total unrecognized compensation cost related to nonvested option awards	$ 6,606
Weighted-average expense recognition period	8 months 12 days
Weighted-average grant-date fair value of options granted	$ 40.98
Vesting period	3 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options granted	177,368
Number of shares granted	177,368
Total unrecognized compensation cost related to nonvested option awards	$ 6,876
Weighted-average expense recognition period	1 year 1 month 6 days